LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Long-term Debt [Line Items]
Long-term debt, net		$ 2,434,476	$ 2,087,486
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		344,866
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		1,095,772	1,095,202
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		497,308	496,342
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		496,402	495,814
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	$ 128	$ 128

[1]	As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $333 and $389 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.